Document and Entity Information	May 31, 2024
Cover [Abstract]
Entity Registrant Name	Chord Energy Corp
Amendment Flag	true
Entity Central Index Key	0001486159
Document Type	8-K/A
Document Period End Date	May 31, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-34776
Entity Tax Identification Number	80-0554627
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	404-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CHRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission by Chord Energy Corporation (“Chord” or the “Company”) on June 6, 2024 (the “Original Form 8-K”), on May 31, 2024, the Company and Spark Acquisition ULC, an unlimited liability company organized and existing under the laws of the Province of Alberta, Canada and a wholly owned subsidiary of Chord (“Canadian Sub”), completed the previously announced strategic business combination transaction with Enerplus Corporation, a corporation existing under the laws of the Province of Alberta, Canada (“Enerplus”), whereby Canadian Sub acquired all of the issued and outstanding Enerplus common shares pursuant to the arrangement agreement entered into by and among Chord, Canadian Sub and Enerplus on February 21, 2024, and effected by way of a plan of arrangement under the Business Corporations Act (Alberta) (the “Arrangement”). This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Form 8-K to provide the pro forma financial statements described in Item 9.01 below and to file certain exhibits to the Original Form 8-K. No other modifications to the Original Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Form 8-K, which provides a more complete description of the Arrangement.